Note 12 - Notes Payable (Tables)	3 Months Ended
Sep. 30, 2012
Schedule of Debt [Table Text Block]	September 30, 2012
	September 30,	March 31,
Vacant Land	2012	2012

Twentynine Palms North	$-	$32,084
Joshua Tree East	170,000	170,000
Adelanto West	235,551	-
Yucca Valley East	136,366	-
	$541,917	$202,084
Current
Newberry Springs	$37,100	$37,100
Twentynine Palms North	32,084	-
	$69,184	$37,100
Total	$611,101	$239,184